UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-10521

Name of Fund:  Corporate High Yield Fund V, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10521
Reporting Period: 07/01/2005 - 06/30/2006
Corporate High Yield Fund V, Inc.









====================== CORPORATE HIGH YIELD FUND V, INC. =======================


ANCHOR GLASS CONTAINER CORP.

Ticker:                      Security ID:  033038AP5
Meeting Date: APR 10, 2006   Meeting Type: Written Consent
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SECOND AMENDED PLAN OF REORGANIZATION OF  None      For        Management
      ANCHOR GLASS CONTAINER CORPORATION
      (SENIOR NOTES CLAIM)
2     SECOND AMENDED PLAN OF REORGANIZATION OF  None      For        Management
      ANCHOR GLASS CONTAINER CORPORATION
      (GENERAL UNSECURED CLAIMS)


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LORAL CYBERSTAR, INC.

Ticker:                      Security ID:  543868AC7
Meeting Date: JUL 8, 2005    Meeting Type: Written Consent
Record Date:  JUN 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CHAPTER 11 PLAN OF REORGANIZATION         For       For        Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 13, 2006   Meeting Type: Annual
Record Date:  APR 20, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph S. Compofelice      For       For        Management
1.2   Elect Director Trevor Turbidy             For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management
4     Other Business                            For       Against    Management


--------------------------------------------------------------------------------

WESTERN FOREST PRODUCTS

Ticker:       WEF.           Security ID:  958211203
Meeting Date: JUN 16, 2006   Meeting Type: Annual/Special
Record Date:  MAY 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Fix Number of Directors at Eight          For       For        Management
2.1   Elect James Arthurs as Director           For       For        Management
2.2   Elect Lee Doney as Director               For       For        Management
2.3   Elect Dominic Gammiero as Director        For       For        Management
2.4   Elect Robert Harding as Director          For       For        Management
2.5   Elect Reynold Hert as Director            For       For        Management
2.6   Elect John MacIntyre as Director          For       For        Management
2.7   Elect Cyrus Madon as Director             For       For        Management
2.8   Elect John Newman as Director             For       For        Management
3     Ratify KPMG as Auditors                   For       For        Management
4     Authorize Board to Fix Remuneration of    For       For        Management
      Auditors
5     Adopt Bylaw No. 1                         For       Against    Management
6     Approve Issuance of Non-Voting Shares     For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Corporate High Yield Fund V, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Corporate High Yield Fund V, Inc.

Date:  August 24, 2006